COMMITMENTS AND CONTINGENCIES - Schedule of Royalty Payments (Details) (USD $)	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
On or before the 30th day after the 1st Anniversary - paid	$ 42,500
On or before the 30th day after the 2nd Anniversary	70,000
On or before the 30th day after the 3rd Anniversary	87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$ 87,500